ORGANIZATION AND BUSINESS SEGMENT (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Segment Reporting, Policy [Policy Text Block]
Management internally views and manages the business as one reportable segment. The Company operates as a single operating segment as managed by CIFC's Co-Presidents, who are considered the Company's chief operating decision makers ("CODM"). The CODM bears the ultimate responsibility for, and is actively engaged in, the allocation of resources and the evaluation of the Company's operating and financial results. The Company has concluded that CIFC has a single operating segment based on the following:

•	The Company is managed under a functionally-based organizational structure with the head of each function reporting directly to the CODM;

•	The Company's CODM allocates resources and makes other operating decisions based on specific business opportunities; and

•	The Company has an integrated investment process through which the Investment Research, Portfolio Management and Trading teams support all the products that the Company offers.